Property, Plant and Equipment, Goodwill and Intangibles Assets, Depreciation and Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Property, plant and equipment [Member]	Dec. 31, 2012 Successor [Member] Property, plant and equipment [Member]	Dec. 31, 2011 Successor [Member] Property, plant and equipment [Member]	Dec. 31, 2010 Successor [Member] Investment in PO joint ventures [Member]	Dec. 31, 2012 Successor [Member] Investment in PO joint ventures [Member]	Dec. 31, 2011 Successor [Member] Investment in PO joint ventures [Member]	Dec. 31, 2010 Successor [Member] Emission allowances [Member]	Dec. 31, 2012 Successor [Member] Emission allowances [Member]	Dec. 31, 2011 Successor [Member] Emission allowances [Member]	Dec. 31, 2010 Successor [Member] Various contracts [Member]	Dec. 31, 2012 Successor [Member] Various contracts [Member]	Dec. 31, 2011 Successor [Member] Various contracts [Member]	Dec. 31, 2010 Successor [Member] In-process research and development costs [Member]	Dec. 31, 2012 Successor [Member] In-process research and development costs [Member]	Dec. 31, 2011 Successor [Member] In-process research and development costs [Member]	Dec. 31, 2010 Successor [Member] Software costs [Member]	Dec. 31, 2012 Successor [Member] Software costs [Member]	Dec. 31, 2011 Successor [Member] Software costs [Member]	Dec. 31, 2010 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Property, plant and equipment [Member]	Apr. 30, 2010 Predecessor [Member] Investment in PO joint ventures [Member]	Apr. 30, 2010 Predecessor [Member] Emission allowances [Member]	Apr. 30, 2010 Predecessor [Member] Various contracts [Member]	Apr. 30, 2010 Predecessor [Member] In-process research and development costs [Member]	Apr. 30, 2010 Predecessor [Member] Software costs [Member]	Apr. 30, 2010 Predecessor [Member] Other [Member]
Depreciation and amortization [Abstract]
Depreciation and amortization	$ 558	$ 983	$ 931	$ 413	$ 808	$ 728	$ 16	$ 30	$ 29	$ 46	$ 70	$ 82	$ 81	$ 51	$ 60	$ 0	$ 11	$ 13	$ 2	$ 13	$ 19	$ 0	$ 0	$ 0	$ 565	$ 499	$ 19	$ 0	$ 0	$ 25	$ 12	$ 10